Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Year (1)	Summary Compensation Table Total for PEO ($)(2)	CAP to PEO ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average CAP to Non-PEO NEOs ($)(2)	Total Stockholder Return ($)	Peer Group Total Stockholder Return ($)(3)	Net Income (Loss) ($) (in millions)	Adjusted EBITDA ($)(4) (in millions)
2025	8,163,348	14,113,264	4,159,731	6,852,767	25.54	86.52	40	132
2024	10,653,120	33,628,828	5,444,054	14,275,890	25.67	92.13	31	112
2023	8,687,806	9,709,825	3,720,868	4,355,570	3.71	61.20	(147)	(43)
2022	5,126,730	(3,002,565)	5,231,713	1,612,583	1.59	50.59	(298)	(186)
2021	5,784,695	(25,185,719)	9,760,351	(5,961,079)	19.73	82.94	(521)	(446)

Named Executive Officers, Footnote
PEO Total Compensation Amount	$ 8,163,348	$ 10,653,120	$ 8,687,806	$ 5,126,730	$ 5,784,695
PEO Actually Paid Compensation Amount	$ 14,113,264	33,628,828	9,709,825	(3,002,565)	(25,185,719)
Adjustment To PEO Compensation, Footnote	“CAP to the PEO” and “Average CAP to Non-PEO NEOs” includes the amounts set forth in the “2025 Summary Compensation Table” total columns above (or in prior years’ Summary Compensation Tables), adjusted as set forth in the table below, as determined by Item 402(v) of
Regulation S-K. Stock option grant date fair values are determined based on the Black-Scholes option pricing model as of the date of grant.
Adjustments have been made using stock option fair values based on the Black-Scholes option pricing model as of the measurement dates as described in the table below. The Black-Scholes option pricing model uses a consistent set of valuation inputs (including Root’s stock price, volatility, market risk-free rate, and the options’ strike price and term) which have been updated as of each measurement date, as applicable. RSU and PSU grant date fair values are determined using the stock price on the date of grant. Adjustments have been made using the stock price as of the measurement dates as described in the table below.

PEO	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	8,163,348	10,653,120	8,687,806	5,126,730	5,784,695
-SCT “Stock Awards” Column Value	(5,499,875)	(6,504,587)	(2,121,471)	(2,117,395)	(5,066,228)
-SCT “Option Awards” Column Value	—	—	—	—	—
+year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end	3,744,306	6,471,326	2,471,966	276,530	1,539,689
+/-change in fair value (from prior year end to covered year end) of equity awards granted in prior years that are outstanding and unvested as of the covered year end	2,925,933	20,250,158	505,897	(5,137,824)	(24,692,246)
+vesting date fair value of equity awards granted and vested in the covered year end	—	—	—	—	—
+/- change in fair value (from prior year end to vesting date) of equity awards granted in prior years that vested in the covered year	4,779,552	2,758,811	165,627	(1,150,606)	(2,751,629)
-fair value as of prior year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	—	—
+dividends or earnings paid on equity awards in the covered year	—	—	—	—	—
Total Amount Added or Deducted from Summary Compensation Table Total	5,949,916	22,975,708	1,022,019	(8,129,295)	(30,970,414)
Compensation Actually Paid	14,113,264	33,628,828	9,709,825	(3,002,565)	(25,185,719)

Average of Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	4,159,731	5,444,054	3,720,868	5,231,713	9,760,351
-SCT “Stock Awards” Column Value	(2,908,311)	(3,514,939)	(1,103,360)	(2,630,288)	(8,996,668)
-SCT “Option Awards” Column Value	—	—	—	—	—
+year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end	1,979,967	3,377,227	1,283,361	389,979	938,417
+/-change in fair value (from prior year end to covered year end) of equity awards granted in prior years that are outstanding and unvested as of the covered year end	1,812,879	7,626,620	247,426	(389,707)	(1,181,515)
+vesting date fair value of equity awards granted and vested in the covered year end	—	—	—	—	—
+/- change in fair value (from prior year end to vesting date) of equity awards granted in prior years that vested in the covered year	1,808,501	1,342,928	207,275	(211,992)	(419,568)
-fair value as of prior year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	(777,122)	(6,062,096)
+dividends or earnings paid on equity awards in the covered year	—	—	—	—	—
Total Amount Added or Deducted from Summary Compensation Table Total	2,693,036	8,831,836	634,702	(3,619,130)	(15,721,430)
Compensation Actually Paid	6,852,767	14,275,890	4,355,570	1,612,583	(5,961,079)

Non-PEO NEO Average Total Compensation Amount	$ 4,159,731	5,444,054	3,720,868	5,231,713	9,760,351
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,852,767	14,275,890	4,355,570	1,612,583	(5,961,079)
Adjustment to Non-PEO NEO Compensation Footnote	“CAP to the PEO” and “Average CAP to Non-PEO NEOs” includes the amounts set forth in the “2025 Summary Compensation Table” total columns above (or in prior years’ Summary Compensation Tables), adjusted as set forth in the table below, as determined by Item 402(v) of
Regulation S-K. Stock option grant date fair values are determined based on the Black-Scholes option pricing model as of the date of grant.
Adjustments have been made using stock option fair values based on the Black-Scholes option pricing model as of the measurement dates as described in the table below. The Black-Scholes option pricing model uses a consistent set of valuation inputs (including Root’s stock price, volatility, market risk-free rate, and the options’ strike price and term) which have been updated as of each measurement date, as applicable. RSU and PSU grant date fair values are determined using the stock price on the date of grant. Adjustments have been made using the stock price as of the measurement dates as described in the table below.

PEO	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	8,163,348	10,653,120	8,687,806	5,126,730	5,784,695
-SCT “Stock Awards” Column Value	(5,499,875)	(6,504,587)	(2,121,471)	(2,117,395)	(5,066,228)
-SCT “Option Awards” Column Value	—	—	—	—	—
+year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end	3,744,306	6,471,326	2,471,966	276,530	1,539,689
+/-change in fair value (from prior year end to covered year end) of equity awards granted in prior years that are outstanding and unvested as of the covered year end	2,925,933	20,250,158	505,897	(5,137,824)	(24,692,246)
+vesting date fair value of equity awards granted and vested in the covered year end	—	—	—	—	—
+/- change in fair value (from prior year end to vesting date) of equity awards granted in prior years that vested in the covered year	4,779,552	2,758,811	165,627	(1,150,606)	(2,751,629)
-fair value as of prior year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	—	—
+dividends or earnings paid on equity awards in the covered year	—	—	—	—	—
Total Amount Added or Deducted from Summary Compensation Table Total	5,949,916	22,975,708	1,022,019	(8,129,295)	(30,970,414)
Compensation Actually Paid	14,113,264	33,628,828	9,709,825	(3,002,565)	(25,185,719)

Average of Non-PEO NEOs	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	4,159,731	5,444,054	3,720,868	5,231,713	9,760,351
-SCT “Stock Awards” Column Value	(2,908,311)	(3,514,939)	(1,103,360)	(2,630,288)	(8,996,668)
-SCT “Option Awards” Column Value	—	—	—	—	—
+year-end fair value of equity awards granted in the covered year that are outstanding and unvested as of the covered year end	1,979,967	3,377,227	1,283,361	389,979	938,417
+/-change in fair value (from prior year end to covered year end) of equity awards granted in prior years that are outstanding and unvested as of the covered year end	1,812,879	7,626,620	247,426	(389,707)	(1,181,515)
+vesting date fair value of equity awards granted and vested in the covered year end	—	—	—	—	—
+/- change in fair value (from prior year end to vesting date) of equity awards granted in prior years that vested in the covered year	1,808,501	1,342,928	207,275	(211,992)	(419,568)
-fair value as of prior year end of equity awards granted in prior years that failed to vest in the covered year	—	—	—	(777,122)	(6,062,096)
+dividends or earnings paid on equity awards in the covered year	—	—	—	—	—
Total Amount Added or Deducted from Summary Compensation Table Total	2,693,036	8,831,836	634,702	(3,619,130)	(15,721,430)
Compensation Actually Paid	6,852,767	14,275,890	4,355,570	1,612,583	(5,961,079)

Compensation Actually Paid vs. Total Shareholder Return	Total Stockholder Return (“TSR”) is intended to reflect the change in value of a $100 investment made on
December 31, 2020. Both cumulative TSR and the noted compensation reflect the full period between December 31,
2020 and December 31, 2025. The chart below demonstrates the relationship between Root’s TSR and
Compensation Actually Paid to Mr. Timm and our Non-PEO NEOs.

Compensation Actually Paid vs. Net Income	The Compensation Actually Paid to Mr. Timm and our other Non-PEO NEOs is generally correlated with our net income or loss over the period January 1, 2021 through December 31, 2025 as demonstrated in the chart below.

Compensation Actually Paid vs. Company Selected Measure	The Compensation Actually Paid to Mr. Timm and our other Non-PEO NEOs is generally correlated with our
Adjusted EBITDA over the period January 1, 2021 through December 31, 2025 as demonstrated in the chart below.

Total Shareholder Return Vs Peer Group
Tabular List, Table	The following list (the “Tabular List”) provides the performance measures that we believe represent the most important measures we used to link compensation actually paid to our named executive officers for fiscal year 2025 to our performance:

Tabular List
Adjusted EBITDA
We use Adjusted EBITDA as an internal performance measure in the management of our operations because we believe it provides management and other users of our financial information useful insight into our results of operations and underlying business performance.

Gross Accident Period Loss Ratio	We view gross accident period loss ratio as the best measure of the impact of pricing and underwriting actions.
Policies In Force Growth
We view policies in force as an important metric to assess our financial performance because policy growth drives our revenue growth, expands brand awareness, deepens our market penetration, and generates additional data to continue to improve the functioning of our platform.

Total Shareholder Return Amount	$ 25.54	25.67	3.71	1.59	19.73
Peer Group Total Shareholder Return Amount	86.52	92.13	61.20	50.59	82.94
Net Income (Loss)	$ 40,000,000	$ 31,000,000	$ (147,000,000)	$ (298,000,000)	$ (521,000,000)
Company Selected Measure Amount	132,000,000	112,000,000	(43,000,000)	(186,000,000)	(446,000,000)
Additional 402(v) Disclosure	.

Year	PEO	Non-PEO NEOs
2025	Alexander Timm	Megan Binkley, Mahtiyar Bonakdarpour, and Jonathan Allison
2024	Alexander Timm	Megan Binkley, Mahtiyar Bonakdarpour, and Jonathan Allison
2023	Alexander Timm	Mahtiyar Bonakdarpour and Jonathan Allison
2022	Alexander Timm	Robert Bateman, Mahtiyar Bonakdarpour, Daniel Rosenthal, and Hemal Shah
2021	Alexander Timm	Daniel Rosenthal, Hemal Shah, Anirban Kundu, and Daniel Manges

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Gross Accident Period Loss Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Policies In Force Growth
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,949,916	$ 22,975,708	$ 1,022,019	$ (8,129,295)	$ (30,970,414)
PEO | Equity Awards Reported Value, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,499,875)	(6,504,587)	(2,121,471)	(2,117,395)	(5,066,228)
PEO | Equity Awards Reported Value, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,744,306	6,471,326	2,471,966	276,530	1,539,689
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,925,933	20,250,158	505,897	(5,137,824)	(24,692,246)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,779,552	2,758,811	165,627	(1,150,606)	(2,751,629)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,693,036	8,831,836	634,702	(3,619,130)	(15,721,430)
Non-PEO NEO | Equity Awards Reported Value, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,908,311)	(3,514,939)	(1,103,360)	(2,630,288)	(8,996,668)
Non-PEO NEO | Equity Awards Reported Value, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,979,967	3,377,227	1,283,361	389,979	938,417
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,812,879	7,626,620	247,426	(389,707)	(1,181,515)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,808,501	1,342,928	207,275	(211,992)	(419,568)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	(777,122)	(6,062,096)
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0